Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
China Contribution Plan
Employee Benefit Plans
Employer contribution under China Contribution Plan	$ 53.3	$ 53.7	$ 38.0